Filed pursuant to Rule 497(j)

Registration Nos. 333-143964 and 811-21944

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

February 3, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund II
(Registration Nos. 333-143964 and 811-21944)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund II (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Cloud Computing ETF, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust International Equity Opportunities ETF, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Nasdaq Cybersecurity ETF and First Trust STOXX® European Select Dividend Index Fund; the Prospectus for First Trust Indxx NextG ETF, First Trust Dow Jones International Internet ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Indxx Metaverse ETF, First Trust Nasdaq Lux Digital Health Solutions ETF, First Trust Bloomberg Emerging Market Democracies ETF, First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF and First Trust Emerging Markets Human Flourishing ETF, each a series of the Registrant. Post-Effective Amendment No. 235, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures